Appendix II: Board and Senior Management Compensation - Narrative (Details)			1 Months Ended	12 Months Ended
	Jan. 01, 2018 shares € / shares	May 30, 2014 EUR (€)	May 31, 2016 EUR (€)	Dec. 31, 2020 EUR (€) employee shares	Dec. 31, 2019	Dec. 31, 2018
Performance and Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (free cash flow generation, maximum compliance)				50.00%
Global Employee Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum amount of shares an employee is allowed to purchase		€ 1,800
PSP - Second Cycle / 2019-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized | shares				382,291
PSP - Third Cycle / 2020-2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized | shares				242,162
Minimum | Global Employee Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum amount of shares an employee is allowed to purchase		300
Maximum | Global Employee Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum amount of shares an employee is allowed to purchase		€ 1,800
FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average payment coefficient (as a percent)				50.00%	50.00%	50.00%
First Cycle | Performance and Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares) | shares	8,466,996
First Cycle | FCF Objective | Performance and Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares	€ 6.4631
First Cycle | TSR Objective | Performance and Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares	€ 4.5160
Directors | Global Employee Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares) | employee				1,340
Maximum amount of shares an employee is allowed to purchase				€ 150
Number of shares which may be granted free of charge (shares) | shares				670
Directors | PSP - First Cycle / 2018-2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (if within median of performance)				15.00%
Delivery percent (if within third quartile of performance)				50.00%
Proportion of free cash flow generation minimum threshold of compliance (as a percent)				90.00%
Proportion of free cash flow generation minimum compliance (as a percent)				25.00%
Proportion of free cash flow generation maximum threshold of compliance (as a percent)				100.00%
Delivery percent (free cash flow generation, maximum compliance)				50.00%
Shares delivered subject to retention period of one year (as a percent)				25.00%
Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accrued fixed compensation				€ 5,904,357
In-kind compensation				€ 83,648
Senior Management (Excluding Board Directors) | First Cycle | Performance and Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares) | shares	344,570
Senior Management (Excluding Board Directors) | First Cycle | FCF Objective | Performance and Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares	€ 6.4631
Senior Management (Excluding Board Directors) | First Cycle | TSR Objective | Performance and Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares	€ 4.5160
Executive Directors | Global Employee Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares) | employee				335
Number of shares which may be granted free of charge (shares) | shares				167
Mr. Santiago Fernandez Valbuena | Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation			€ 927,898
Benefits plan | Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions				€ 21,508
Pension plans | Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions				€ 115,744